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                           Rule 497(j)
                           Reg. No. 33-24778

Pursuant to Rule 497 (j) promulgated under the Securities
Act of 1933, the Registrant, Dean Witter Select Equity
Trust, Long Term Portfolio Series 124, hereby certifies as follows:

1) the form of the prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.

            DEAN WITTER SELECT EQUITY TRUST,
            LONG TERM PORTFOLIO SERIES 124
            (Registrant)

            By:  Dean Witter Reynolds Inc.


                 Thomas Hines/s/
                 Thomas Hines
                 Authorized Signatory


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549